Accounting Changes and Reclassifications - Summary of Measuring Lease Liabilities for Leases (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Recognition exemption for:
Lease liabilities recognized at January 1, 2019	$ 68,148,627		$ 70,651,797
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease commitment at December 31, 2018		$ 62,723,909
Undisclosed leases in 2018 Financial statements		40,186,551
Operating lease commitment		102,910,460
Operating lease commitment discounted using the incremental borrowing rate at January 1, 2019		65,608,174
Lease liabilities from financial leases previously recognized up to December 31, 2018		6,053,280
Recognition exemption for:
Short-term leases		(1,009,657)
Lease liabilities recognized at January 1, 2019		$ 70,651,797